Federated Hermes Pennsylvania Municipal Income Fund
Portfolio of Investments
November 30, 2022 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.0%
		Pennsylvania—94.9%
$1,000,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2021A), 4.000%, 1/1/2040	$941,929
1,000,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2021A), 5.000%, 1/1/2051	1,018,625
1,000,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2021A), 5.000%, 1/1/2056	1,013,527
530,000		Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2019A), 5.000%, 8/1/2027	581,864
2,000,000		Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 5.000%, 4/1/2047	2,024,274
860,000	[1]	Allegheny County, PA Hospital Development Authority (UPMC Health System), Revenue Bonds (Series 2017D-2) FRNs, 2.600% (SIFMA 7-day +0.700%), Mandatory Tender 5/15/2027	836,600
1,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2020), 5.000%, 3/1/2029	1,116,037
1,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,043,099
2,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2045	2,083,883
1,000,000		Allegheny County, PA, UT GO Bonds (Series C-77), 5.000%, 11/1/2043	1,071,038
2,000,000		Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.000%, 11/1/2041	2,115,425
1,450,000		Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	1,449,900
1,000,000		Canon McMillan, PA School District, GO Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS)/(Pennsylvania School District Intercept Program GTD), 5.000%, 12/1/2041	1,060,525
1,000,000		Capital Region Water, PA, Water Revenue Refunding Bonds (Series 2018), 5.000%, 7/15/2032	1,094,016
500,000		Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2016A), (United States Treasury PRF 11/15/2025@100), 5.000%, 11/15/2046	533,576
500,000		Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.000%, 11/15/2042	510,772
500,000		Centre County, PA, UT GO Bonds (Series 2022), 5.000%, 7/1/2035	553,986
1,000,000		Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), (United States Treasury PRF 4/15/2025@100), 5.000%, 10/15/2040	1,054,615
1,000,000		Chester County, PA HEFA (Main Line Health Systems), Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,033,024
1,250,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), (Original Issue Yield: 4.820%), 4.750%, 12/15/2037	1,236,391
2,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.000%, 12/1/2037	2,001,204
3,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), (Original Issue Yield: 4.035%), (Assured Guaranty Municipal Corp. INS), 4.000%, 6/1/2039	3,006,981
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (2nd Series 2016), 5.000%, 9/15/2026	2,162,349
2,000,000		Commonwealth of Pennsylvania, UT GO Refunding Bonds (Series 2019), 5.000%, 7/15/2027	2,190,368
1,000,000		Commonwealth of Pennsylvania, UT GO Refunding Bonds (Series 2019), 5.000%, 7/15/2029	1,130,341
90,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	94,158
365,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	381,862
450,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	453,427
1,000,000		Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2030	1,059,205
2,000,000		Cumberland County, PA Municipal Authority (Penn State Health Obligated Group), Revenue Bonds (Series 2019), 4.000%, 11/1/2044	1,862,007
1,700,000		Delaware County, PA Authority (Haverford College), Revenue Bonds (Series 2017A), 5.000%, 10/1/2042	1,790,435
1,000,000		Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2045	1,036,368
1,250,000		Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 5/1/2040	1,295,384
1,750,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	1,821,098
1,130,000		Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2033	1,244,130

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$250,000	Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2038	$269,516
200,000	Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2039	214,909
500,000	Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2040	535,364
1,000,000	DuBois Hospital Authority (Penn Highlands Healthcare), Hospital Revenue Bonds (Series 2020), 4.000%, 7/15/2050	850,243
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), (United States Treasury PRF 12/1/2026@100), 5.000%, 12/1/2043	1,088,418
2,260,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Bonds (Series 2014A), 5.000%, 6/1/2041	2,281,311
1,500,000	Great Valley School District, PA, GO Bonds (Series 2022), (Pennsylvania School District Intercept Program GTD), 4.000%, 9/1/2040	1,519,401
785,000	Lancaster County, PA Hospital Authority (Masonic Villages), Health Center Revenue Bonds (Series 2015), 5.000%, 11/1/2035	797,248
1,000,000	Lancaster County, PA Solid Waste Management Authority, Guaranteed Authority Bonds (Series 2013B), (Dauphin County, PA GTD), 5.000%, 12/15/2033	1,022,623
1,000,000	Lancaster, PA IDA (Landis Homes Retirement Community), Health Center Revenue Refunding Bonds (Series 2021), 4.000%, 7/1/2051	761,552
1,000,000	Lancaster, PA, UT GO Bonds (Series 2018), (Build America Mutual Assurance INS), 4.000%, 11/1/2043	980,412
1,000,000	Lehigh County, PA General Purpose Authority (Lehigh Valley Academy Regional Charter School), Charter School Revenue Bonds (Series 2022), 4.000%, 6/1/2052	852,688
500,000	Luzerne County, PA IDA (Luzerne County, PA), Guaranteed Lease Revenue Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2022	500,411
1,000,000	Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,101,078
1,260,000	Monroe County, PA, UT GO Bonds (Series 2021A), 4.000%, 7/15/2036	1,271,386
1,500,000	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2019), 4.000%, 9/1/2049	1,323,259
1,000,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2020C), 5.000%, 11/15/2045	961,689
2,000,000	Montgomery County, PA, UT GO Bonds (Series 2019A), 5.000%, 7/1/2039	2,209,239
1,000,000	Montgomery County, PA, UT GO Bonds (Series 2022), 5.000%, 7/1/2033	1,175,850
1,000,000	Mount Lebanon, PA Hospital Authority (St. Clair Memorial Hospital), Hospital Revenue Bonds (Series 2018), 5.000%, 7/1/2038	1,051,056
1,750,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	1,817,161
1,000,000	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	923,375
1,000,000	Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	989,901
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2042	2,003,861
2,200,000	Pennsylvania Economic Development Financing Authority (Presbyterian Homes Obligated Group, PA), Revenue Refunding Bonds (Series 2021), 4.000%, 7/1/2046	1,812,323
1,500,000	Pennsylvania Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2014A), 5.000%, 2/1/2045	1,512,530
2,000,000	Pennsylvania Economic Development Financing Authority, Junior Guaranteed Parking Revenue Bonds (Series 2013B-1), (Dauphin County, PA GTD), 6.000%, 7/1/2053	2,048,629
1,950,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2042	2,027,706
500,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2017A), 5.000%, 8/15/2046	525,298
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,026,003
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A), 5.000%, 12/1/2048	2,071,606
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	1,061,141
400,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.000%, 12/1/2036	449,168
500,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.000%, 12/1/2037	556,441
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2019A), (Assured Guaranty Municipal Corp. GTD), 4.000%, 12/1/2049	958,466

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,500,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021A), 4.000%, 12/1/2046	$2,381,954
1,970,000	Pennsylvania State University, Revenue Bonds (Series 2017A), 5.000%, 9/1/2037	2,114,811
1,000,000	Pennsylvania State University, Revenue Bonds (Series 2018), 5.000%, 9/1/2035	1,093,832
1,000,000	Philadelphia, PA Airport System, Airport Revenue and Refunding Bonds (Series 2017A), 5.000%, 7/1/2047	1,026,351
1,000,000	Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2020A), 4.000%, 7/1/2040	966,797
2,000,000	Philadelphia, PA Airport System, Refunding Revenue Bonds (Series 2017B), 5.000%, 7/1/2047	2,020,429
1,040,000	Philadelphia, PA Authority for Industrial Development (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2014A), (United States Treasury PRF 7/1/2024@100), 5.000%, 7/1/2042	1,076,397
1,210,000	Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), (United States Treasury PRF 12/15/2022@100), 6.625%, 12/15/2041	1,211,771
1,295,000	Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,321,323
2,000,000	Philadelphia, PA Gas Works, 1998 General Ordinance-Fifteenth Series Revenue Refunding Bonds, 5.000%, 8/1/2042	2,079,970
1,000,000	Philadelphia, PA School District, LT GO Bonds (Series 2018B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2043	1,050,680
1,000,000	Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2019B), 5.000%, 11/1/2049	1,045,683
1,010,000	Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2020A), 5.000%, 11/1/2040	1,092,837
500,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2038	531,364
1,000,000	Philadelphia, PA, GO Bonds (Series 2021A), 5.000%, 5/1/2034	1,109,201
1,000,000	Philadelphia, PA, UT GO Bonds (Series 2017A), 5.000%, 8/1/2033	1,069,247
1,000,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, Hotel Room Excise Tax Revenue Refunding Bonds (2022A), (Assured Guaranty Municipal Corp. INS), 5.000%, 2/1/2035	1,090,749
655,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, Parking System Revenue Bonds (Series 2017), 5.000%, 12/15/2037	698,044
390,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), (United States Treasury PRF 6/1/2025@100), 5.000%, 12/1/2025	411,415
610,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2025	635,244
1,500,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2019A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2044	1,590,584
1,000,000	Scranton, PA School District, GO Bonds (Series 2017E), (Build America Mutual Assurance INS), 5.000%, 12/1/2035	1,074,542
1,750,000	St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Remarket 1/9/18), 5.000%, 11/15/2028	1,912,674
1,000,000	Swarthmore Borough Authority, PA (Swarthmore College), Revenue Bonds (Series 2018), 5.000%, 9/15/2048	1,079,750
1,000,000	Union County, PA Higher Educational Facilities Financing Authority (Bucknell University), University Revenue Bonds (Series 2015B), 5.000%, 4/1/2032	1,037,862
1,000,000	West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), (United States Treasury PRF 11/15/2024@100), 5.000%, 11/15/2039	1,044,713
740,000	Westmoreland County, PA Municipal Authority, Municipal Service Revenue Bonds (Series 2016), (Build America Mutual Assurance INS), 5.000%, 8/15/2042	761,488
1,685,000	Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2033	1,750,645
825,000	Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.000%, 11/1/2034	854,219
1,895,000	York County, PA, UT GO Bonds (Series 2013), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2037	1,918,697
	TOTAL	121,506,958
	Puerto Rico—2.5%
1,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	833,143
1,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	946,311
500,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	455,602
1,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	911,607
	TOTAL	3,146,663

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virgin Islands—0.6%
$750,000		Matching Fund Special Purpose Securitization Corporation, VI, Matching Fund Securitization Bonds (Series 2022A), 5.000%, 10/1/2032	$771,496
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $130,937,878)	125,425,117
	[1]	SHORT-TERM MUNICIPALS—1.5%
		Pennsylvania—1.5%
1,200,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 1.100%, 12/1/2022	1,200,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank PLC LOC), 1.870%, 12/1/2022	400,000
350,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.070%, 12/1/2022	350,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,950,000)	1,950,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $132,887,878)	127,375,117
		OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	624,925
		TOTAL NET ASSETS—100%	$128,000,042
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.8% of the Fund's portfolio as calculated based upon total market value.
The average notional value of short futures contracts held by the Fund throughout the period was $753,125. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or nonexchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FRN	—Floating Rates Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes